Schedule of carrying amount of supplier financing arrangement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Presenetd in accounts payable		$ 211
- of which suppliers have received payment from finance supplier		$ 210
Liabilities that are part of the arrangements		150 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Comparable accounts payable that are not part of the arrangements		30 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Comparable accounts payable that are not part of the arrangements		45 days